Short-Term Borrowings	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
7.	SHORT-TERM BORROWINGS

Short-term borrowings represent amounts due to various banks normally maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. The bank borrowings are for working capital and capital expenditure purposes. The balance of short-term borrowings consists of the following:

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
China Construction Bank Shenzhen Shangbu Branch (a)	7,900,000	-	-
Industrial and Commercial Bank of China (b)	3,000,000	3,000,000	430,750
Shenzhen Futian Yinzuo Rural Bank(c)	-	2,000,000	287,166
Bank of China Shenzhen Dongbu Branch (d)	-	9,800,000	1,407,116
Total	10,900,000	14,800,000	2,125,032

(a)	On October 13, 2021, JYD HQ entered into an entrusted loan agreement with Shenzhen Guarantee Group Co. LTD (“SZ Guarantee”). SZ Guarantee requested the Shezhen Shangbu Branch of China Construction Bank to grant a one-year maturity loan of total amount of RMB8,000,000 (US$1,148,666) with an interest rate of 3.60%. The loan was guaranteed by JYD SM and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). RMB100,000 was repaid during the year ended December 31, 2021, and the remaining balance of RMB 7,900,000 (USD1,134,308) was fully repaid during the year ended December 31, 2022.

(b)	On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China in the total amount of RMB3,000,000 (US$430,750) with a half-year term with an interest rate of 4.65%. The loan is subject to repayment and is eligible for renewal every six month and the newest term was from March 15, 2022 to September 15, 2022 with an updated interest rate of 4.3%. The loan was renewed for another six months in September 2022 and due in March 2023. In March 23, the loan was renewed for another six months to September 2023.

(c)	On June 27, 2022, JYD WLKJ entered into a loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 (US$287,167) with an interest rate of 10.51% with one-year term.

(d)	On November 14, 2022, JYD HQ entered into a one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB10,000,000(US$1,435,833) with an interest rate of 4.34%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). JYD HQ has repaid RMB200,000(USD 28,717) during the year ended December 31, 2022.

Interest expenses were RMB448,601, RMB343,544 and RMB483,727 (US 69,455) for short-term borrowings for the years ended December 31, 2020, 2021 and 2022, respectively.